LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Accounting Policies [Abstract]
2025	$ 271
2026	177
2027	129
2028	1
Total future lease payments	578
Less - imputed interest	(28)
Total lease liability balance	$ 550